REVENUES - Narrative (Details) - Brazilian water and wastewater services [Member] - Private Equity - Service concession arrangements [domain] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 8,900	$ 8,300
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	23 years	22 years